UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03851

Nicholas II, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2006

Date of reporting period: 12/31/2005

Item 1. Schedule of Investments.

                                              Nicholas II, Inc.
                                      Schedule of Investments (unaudited)
                                              December 31, 2005

                                                                                                 VALUE
                                                                                        --------------

Common Stocks   ( 96.47%)
-------------------------------------------------------------
     Consumer Discretionary - Auto & Components   (  2.15%)

           295,000   Gentex Corporation                                                   $  5,752,500
           120,600   Harley-Davidson, Inc.                                                   6,209,694
                                                                                          ------------
                                                                                            11,962,194
                                                                                          ------------
     Consumer Discretionary - Hotels, Restaurants & Leisure   (  3.01%)

           232,500   Applebee's International, Inc.                                          5,252,175
           140,000   International Game Technology                                           4,309,200
            36,926   International Speedway  Corporation - Class A                           1,768,755
           180,000   Starbucks Corporation                                          (*)      5,401,800
                                                                                          ------------
                                                                                            16,731,930
                                                                                          ------------
     Consumer Discretionary - Media   (  6.07%)

           125,265   Clear Channel Communications, Inc.                                      3,939,584
           100,407   DIRECTV Group, Inc. (The)                                      (*)      1,417,747
           190,000   EchoStar Communications Corporation                                     5,162,300
           150,000   Lamar Advertising Company                                      (*)      6,921,000
           196,374   Liberty Global, Inc. - Series C                                (*)      4,163,129
            66,374   Liberty Global, Inc. - Series A                                (*)      1,493,415
           603,918   Liberty Media Corporation - Class A                            (*)      4,752,835
           200,000   Univision Communications Inc.                                  (*)      5,878,000
                                                                                          ------------
                                                                                            33,728,010
                                                                                          ------------
     Consumer Discretionary - Retail   (  7.30%)

           225,672   IAC/InterActiveCorp                                            (*)      6,388,774
           100,000   J.C. Penney Company, Inc.                                               5,560,000
           157,100   Kohl's Corporation                                             (*)      7,635,060
           360,000   O'Reilly Automotive, Inc.                                      (*)     11,523,600
           250,000   PETsMART, Inc.                                                          6,415,000
            70,000   Williams-Sonoma, Inc.                                          (*)      3,020,500
                                                                                          ------------
                                                                                            40,542,934
                                                                                          ------------
     Consumer Discretionary - Services   (  3.08%)

           115,000   Education Management Corporation                               (*)      3,853,650
           260,672   Expedia, Inc.                                                  (*)      6,245,701
           100,000   GTECH Holdings Corporation                                              3,174,000
            65,000   ITT Educational Services, Inc.                                 (*)      3,842,150
                                                                                          ------------
                                                                                            17,115,501
                                                                                          ------------
     Consumer Staples - Food, Beverage & Tobacco   (  1.27%)

           215,000   Hormel Foods Corporation                                                7,026,200
                                                                                          ------------
     Consumer Staples - Food & Staple Retail   (  1.13%)

           238,296   CVS Corporation                                                         6,295,780
                                                                                          ------------
     Energy    (  4.40%)

            27,950   Apache Corporation                                                      1,915,134
           120,000   BJ Services Company                                                     4,400,400
            85,000   GlobalSantaFe Corporation                                               4,092,750
           146,051   Kinder Morgan Management, LLC                                  (*)      6,639,467
            53,000   Nabors Industries, Ltd.                                        (*)      4,014,750
            76,666   XTO Energy, Inc.                                                        3,368,704
                                                                                          ------------
                                                                                            24,431,205
                                                                                          ------------
     Financials - Banks   (  4.80%)

           215,000   Commerce Bancorp, Inc.                                                  7,398,150
            90,545   Fifth Third Bancorp                                                     3,415,357
            90,000   MGIC Investment Corporation                                             5,923,800
           230,000   Marshall & Ilsley Corporation                                           9,899,200
                                                                                          ------------
                                                                                            26,636,507
                                                                                          ------------
     Financials - Diversified   (  4.23%)

            67,500   Affiliated Managers Group, Inc.                                (*)      5,416,875
           340,000   Eaton Vance Corp.                                                       9,302,400
            52,500   Legg Mason, Inc.                                                        6,283,725
            40,000   Moody's Corporation                                                     2,456,800
                                                                                          ------------
                                                                                            23,459,800
                                                                                          ------------
     Financials - Insurance   (  4.80%)

           230,000   Brown & Brown, Inc.                                                     7,024,200
           188,800   Nationwide Financial Services, Inc.                                     8,307,200
           307,000   Willis Group Holdings Limited                                          11,340,580
                                                                                          ------------
                                                                                            26,671,980
                                                                                          ------------
     Health Care - Equipment   (  9.03%)

           185,000   Biomet, Inc.                                                            6,765,450
           280,000   Boston Scientific Corporation                                  (*)      6,857,200
            90,000   Cooper Companies, Inc. (The)                                            4,617,000
            85,000   DENTSPLY International Inc.                                             4,563,650
           106,960   Fisher Scientific International Inc.                           (*)      6,616,546
           250,000   Kinetic Concepts, Inc.                                         (*)      9,940,000
           250,000   Respironics, Inc.                                              (*)      9,267,500
            30,000   St. Jude Medical, Inc.                                         (*)      1,506,000
                                                                                          ------------
                                                                                            50,133,346
                                                                                          ------------
     Health Care - Pharmaceuticals & Biotechnology   (  6.97%)

            42,500   Allergan, Inc.                                                          4,588,300
            30,000   Biogen Idec Inc.                                               (*)      1,359,900
            25,000   Biotech HOLDRS Trust                                                    5,014,750
           166,500   Forest Laboratories, Inc.                                      (*)      6,773,220
            85,000   Invitrogen Corporation                                         (*)      5,664,400
           270,000   Medicis Pharmaceutical Corporation                                      8,653,500
           155,000   Teva Pharmaceutical Industries Ltd.                                     6,666,550
                                                                                          ------------
                                                                                            38,720,620
                                                                                          ------------
     Health Care - Services   (  5.00%)

            23,252   Cardinal Health, Inc.                                                   1,598,575
           162,500   DaVita, Inc.                                                   (*)      8,229,000
           260,883   Health Management Associates, Inc.                                      5,728,991
           200,000   IMS Health Incorporated                                                 4,984,000
            12,600   Patterson Companies, Inc.                                      (*)        420,840
           145,000   Universal Health Services, Inc. - Class B                               6,777,300
                                                                                          ------------
                                                                                            27,738,706
                                                                                          ------------
     Industrials - Capital Goods   (  1.79%)
           253,000   Fastenal Company                                                        9,915,070
                                                                                          ------------
     Industrials - Commercial Services & Supplies   (  5.61%)

           351,000   ARAMARK Corporation                                                     9,750,780
           106,604   ChoicePoint Inc.                                               (*)      4,744,944
           217,500   Cintas Corporation                                                      8,956,650
           165,000   Manpower Inc.                                                           7,672,500
                                                                                          ------------
                                                                                            31,124,874
                                                                                          ------------
     Industrials - Transportation   (  1.16%)

            95,000   Expeditors International of Washington, Inc.                            6,413,450
                                                                                          ------------
     Information Technology - Communication Equipment   (  1.81%)

           175,000   Harris Corporation                                                      7,526,750
           230,000   Tellabs, Inc.                                                  (*)      2,507,000
                                                                                          ------------
                                                                                            10,033,750
                                                                                          ------------
     Information Technology - Hardware & Equipment   (  8.50%)

           160,000   CDW Corporation                                                         9,211,200
           225,000   Molex Incorporated - Class A                                            5,532,750
           111,400   Plantronics, Inc.                                                       3,152,620
           190,000   QLogic Corporation                                             (*)      6,176,900
            95,000   Tech Data Corporation                                          (*)      3,769,600
           215,000   Tektronix, Inc.                                                         6,065,150
           392,500   Vishay Intertechnology, Inc.                                   (*)      5,400,800
           183,750   Zebra Technologies Corporation - Class A                       (*)      7,873,687
                                                                                          ------------
                                                                                            47,182,707
                                                                                          ------------
     Information Technology - Semiconductors & Semiconductor Equipment   (  3.66%)

           217,000   Intersil Holding Corporation                                            5,398,960
           155,000   Maxim Integrated Products, Inc.                                         5,617,200
           288,750   Microchip Technology Incorporated                                       9,283,313
                                                                                          ------------
                                                                                            20,299,473
                                                                                          ------------
     Information Technology - Software & Services   (  8.22%)

           145,000   Affiliated Computer Services, Inc.                             (*)      8,581,100
           322,500   BEA Systems, Inc.                                              (*)      3,031,500
            85,300   Check Point Software Technologies Ltd.                         (*)      1,714,530
           305,937   Fiserv, Inc.                                                   (*)     13,237,894
           243,500   Hewitt Associates, Inc.                                        (*)      6,820,435
           230,000   Jabil Circuit, Inc.                                            (*)      8,530,700
            85,000   NAVTEQ Corporation                                             (*)      3,728,950
                                                                                          ------------
                                                                                            45,645,109
                                                                                          ------------
     Materials    (  2.48%)

           291,400   Bemis Company, Inc.                                                     8,121,318
           155,000   Ecolab Inc.                                                             5,621,850
                                                                                          ------------
                                                                                            13,743,168
                                                                                          ------------
TOTAL Common Stocks   (COST: $  359,751,216)                                               535,552,314
                                                                                          ------------
Commercial Paper   (  3.36%)
-------------------------------------------------------------
        $1,000,000   Fiserv, Inc. 01/18/06, 4.50%                                              998,125
         1,000,000   Fiserv, Inc. 01/20/06, 4.50%                                              997,875
           400,000   Fortune Brands, Inc. 01/10/06, 4.40%                                      399,658
         1,500,000   Fortune Brands, Inc. 01/10/06, 4.45%                                    1,498,702
         1,000,000   Fortune Brands, Inc. 01/25/06, 4.45%                                      997,281
           800,000   General Mills, Inc. 01/10/06, 4.28%                                       799,334
         1,850,000   John Deere Capital Corporation 01/04/06, 4.20%                          1,849,784
         1,100,000   John Deere Capital Corporation 01/11/06, 4.22%                          1,098,968
         1,400,000   Mortgage Interest Networking Trust 01/03/06, 4.27%                      1,400,000
         2,000,000   Sara Lee Corporation 01/09/06, 4.22%                                    1,998,593
         1,150,000   Sara Lee Corporation 01/19/06, 4.35%                                    1,147,777
         2,000,000   Sara Lee Corporation 01/23/06, 4.36%                                    1,995,155
         1,375,000   Tribune Company 01/09/06, 4.32%                                         1,374,010
         1,200,000   Tribune Company 01/20/06, 4.38%                                         1,197,518
           900,000   Walt Disney Company (The) 02/06/06, 4.37%                                 896,286
                                                                                          ------------
TOTAL Commercial Paper   (COST: $   18,649,066)                                             18,649,066
                                                                                          ------------
Variable Rate Demand Note   (  0.26%)
-------------------------------------------------------------
         1,465,833   Wisconsin Corporate Central Credit Union 01/03/06, 4.05%
TOTAL Variable Rate Demand Note   (COST: $    1,465,833)                                     1,465,833
                                                                                          ------------

TOTAL SECURITY HOLDINGS  ( 100.09%):                                                     555,667,213

LIABILITIES, NET OF OTHER ASSETS  (   -0.09%):                                              (498,469)
                                                                                          ------------
TOTAL NET ASSETS:                                                                         $555,168,744
                                                                                          ============
( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of December 31, 2005, investment cost for federal tax purposes was $379,866,115 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $188,087,486
              Unrealized depreciation .......................  (12,286,388)
                                                              ------------
              Net unrealized appreciation ................... $175,801,098
                                                              ------------
                                                              ------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 02/27/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 02/27/2006

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 02/27/2006